PROVISIONS, CONTINGENCIES AND COMMITMENTS - Provisions Overview (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in other provisions [abstract]
Provisions, beginning balance		$ 2,022	$ 1,947
Additions		357	315
Deductions/ Payments		(344)	(392)
Effects of foreign exchange and other movements		499	152
Provisions, ending balance	$ 2,534	2,534	2,022
Short-term provisions	539	539	410	$ 426
Long-term provisions	1,995	1,995	1,612	$ 1,521
Environmental
Changes in other provisions [abstract]
Provisions, beginning balance		815	745
Additions		24	64
Deductions/ Payments		(90)	(57)
Effects of foreign exchange and other movements		479	63
Provisions, ending balance	1,228	1,228	815
Asset retirement obligations
Changes in other provisions [abstract]
Provisions, beginning balance		427	358
Additions		26	60
Deductions/ Payments		(11)	(9)
Effects of foreign exchange and other movements		(20)	18
Provisions, ending balance	422	422	427
Site restoration
Changes in other provisions [abstract]
Provisions, beginning balance		40	43
Additions	113	117	0
Deductions/ Payments		(13)	(9)
Effects of foreign exchange and other movements		(3)	6
Provisions, ending balance	141	141	40
Staff related obligations
Changes in other provisions [abstract]
Provisions, beginning balance		183	168
Additions		75	48
Deductions/ Payments		(46)	(41)
Effects of foreign exchange and other movements		(11)	8
Provisions, ending balance	201	201	183
Voluntary separation plans
Changes in other provisions [abstract]
Provisions, beginning balance		79	79
Additions		3	22
Deductions/ Payments		(56)	(44)
Effects of foreign exchange and other movements		12	22
Provisions, ending balance	38	38	79
Litigation and other
Changes in other provisions [abstract]
Provisions, beginning balance		328	413
Additions		79	64
Deductions/ Payments		(76)	(173)
Effects of foreign exchange and other movements		38	24
Provisions, ending balance	369	369	328
Tax claims
Changes in other provisions [abstract]
Provisions, beginning balance		126	211
Additions		13	11
Deductions/ Payments		(14)	(109)
Effects of foreign exchange and other movements		(5)	13
Provisions, ending balance	120	120	126
Other legal claims
Changes in other provisions [abstract]
Provisions, beginning balance		202	202
Additions		66	53
Deductions/ Payments		(62)	(64)
Effects of foreign exchange and other movements		43	11
Provisions, ending balance	249	249	202
Commercial agreements and onerous contracts
Changes in other provisions [abstract]
Provisions, beginning balance		24	26
Additions		14	18
Deductions/ Payments		(20)	(22)
Effects of foreign exchange and other movements		16	2
Provisions, ending balance	34	34	24
Other
Changes in other provisions [abstract]
Provisions, beginning balance		126	115
Additions		19	39
Deductions/ Payments		(32)	(37)
Effects of foreign exchange and other movements		(12)	9
Provisions, ending balance	$ 101	$ 101	$ 126